Convertible Promissory Notes (Details) - Jasper Therapeutics, Inc. [Member] - USD ($) $ in Millions	1 Months Ended		5 Months Ended
	Nov. 21, 2019	Mar. 27, 2019	Dec. 31, 2019	Jun. 30, 2021	Dec. 31, 2020
Convertible Promissory Notes (Details) [Line Items]
Aggregate proceeds (in Dollars)		$ 1.5
Bearing interest		6.00%		9.00%	9.00%
Convertible preferred stock discount percentage	20.00%	20.00%
Outstanding principal amount		150.00%
Aggregate shares (in Shares)		2,549,899
Investors shares (in Shares)	1,544,882
Interest and other income (in Dollars)			$ 0.5